Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net income	$ 847,794	$ 48,802
Adjustments to reconcile net income to net cash flows
Depreciation and amortization	203,956	188,999
Amortization of debt transaction costs	22,405	22,713
Loss on prepayment of loans and financial liabilities	19,712	0
Private Placement derivative loss	0	364,214
Foreign currency loss on loans	73,382	6,027
Non-cash financial loss	0	162,562
Stock based compensation expense	64,468	10,534
Interest income	(57,504)	(49,965)
Interest expense	235,521	271,377
Other	(1)	(443)
Changes in working capital:
Increase in deferred revenue	259,103	549,497
Changes in other liabilities and assets	64,007	156,904
Increase in inventories	(7,132)	(4,532)
Changes in deferred tax assets and liabilities	7,937	7,728
Changes in other non-current assets and other non-current liabilities	(5,385)	(16,322)
Income taxes paid	(5,760)	(6,606)
Net cash flow from operating activities	1,722,503	1,711,489
Cash flows from investing activities
Investments in property, plant and equipment and intangible assets	(868,929)	(367,021)
Capital contribution to associated company	(6,500)	(6,500)
Interest received	55,767	52,361
Other	245	443
Net cash flow used in investing activities	(819,417)	(320,717)
Cash flows from financing activities
Repayment of borrowings	(438,373)	(256,530)
Proceeds from borrowings	430,507	0
Transaction costs incurred for borrowings	(41,912)	(4,698)
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses	0	243,927
Taxes paid related to net share settlement of equity awards	0	(124,109)
Dividend distribution	0	(18,229)
Dividend distribution by subsidiary to non-controlling interests	(867)	(720)
Proceeds from exercise of stock options	12,293	0
Principal payments for lease liabilities	(29,934)	(23,102)
Interest payments for lease liabilities	(14,307)	(15,761)
Interest paid	(281,094)	(322,912)
Net cash flow used in financing activities	(363,687)	(522,134)
Change in cash and cash equivalents	539,399	868,638
Effect of exchange rate changes on cash and cash equivalents	8,274	3,107
Net increase in cash and cash equivalents	547,673	871,745
Cash and cash equivalents at January 1	2,489,672	1,513,713
Cash and cash equivalents at September 30	$ 3,037,345	$ 2,385,458